Commitments and Contingencies - Future Contractual Obligations for Operating Lease Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Aug. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 3,504
2023	4,440
2024	4,570
2025	4,701
2026	4,837
2027 and thereafter	22,942
Total future minimum lease payments	44,994	$ 4,500
Less: Imputed interest	(14,962)
Total operating lease liabilities	$ 30,032